Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
Private Placement
NOTE 4 — PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor and SOL Verano Blocker 1 LLC, a Delaware limited liability company and a third party institutional accredited investor (the “Sponsor
Co-Investor”),

purchased
an aggregate of
13,550,000
Private Placement Warrants at a price of $
1.00
per Private Placement Warrant, for an aggregate purchase price of $
13,550,000
, in a private placement transaction. Each Private Placement Warrant is exercisable to purchase one
Class A Ordinary Share at a price of $
11.50
per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4 — PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor and SOL Verano Blocker 1 LLC, a Delaware limited liability company and a third party institutional accredited investor (the “Sponsor
Co-Investor”),
purchased an aggregate of 13,550,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $13,550,000, in a private placement transaction. Each Private Placement Warrant is exercisable to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants were added
to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.